                               United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-07925

                      (Investment Company Act File Number)

                                  Wesmark Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                            John D. Johnson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 1/30/05

               Date of Reporting Period: Six months ended 7/31/04

Item 1.        Reports to Stockholders

[Logo of WesMark]

[Logo of WesMark]

Family of Funds
COMBINED SEMI-ANNUAL REPORT

Small Company Growth Fund

Growth Fund

Balanced Fund

Bond Fund

West Virginia Municipal Bond Fund

Dated July 31, 2004

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLES

July 31, 2004 (unaudited)

At July 31, 2004, the fund's industry percentages were as follows:

Percentage of Total Investment(1)
STOCKS(2)
Semiconductor Equipment & Materials	7.8%
Electronic Components - Semiconductor	7.4%
Transportation - Road	6.2%
Aerospace/Defense	6.1%
Telecommunications Equipment	4.9%
Oil Company - Exploration & Production	4.0%
Electric Components - Miscellaneous	3.7%
Oil Field - Machinery & Equipment	3.3%
Semiconductor - Broad Line	3.3%
Scientific & Technical Instruments	3.2%
Drug Distribution	2.9%
Processed & Packaged Foods	2.9%
Computer Services	2.6%
Oil & Gas Equipment & Services	2.4%
Internet Software & Services	2.3%
Retail - Miscellaneous	2.2%
Biotechnology	2.1%
Biomedical	2.0%
Textile Apparel	2.0%
Food - Major Diversified	1.9%
Machinery - Farm	1.8%
Communication Equipment	1.7%
E Services - Consulting	1.6%
Medical Products & Supply	1.4%
Household Products	1.4%
Medical Instruments & Supplies	1.4%
Telecom Wireless	1.2%
Semiconductor - Integrated Circuits	1.1%
Cable Television	0.9%
Diversified Electronics	0.9%
Drugs & Healthcare	0.6%
Oil & Gas Drilling	0.6%
Auto Dealerships	0.4%
Paper Products	0.3%
Internet Information Providers	0.3%
Business Software & Services	0.2%

TOTAL STOCKS PORTFOLIO VALUE	89.0%

Commercial Paper(3)	10.6%

Mutual Fund(4)	0.4%

TOTAL PORTFOLIO VALUE	100%

(1) Percentages are based on total investments, which may differ from total net assets.

(2) As more fully described in the prospectus under "Equity Securities," stocks represent a share of an issuer's earnings and assets after the issuer pays its liabilities.

(3) As more fully described in the Fund's Statement of Additional Information, Commercial Paper represents an issuer's obligation with a maturity of less than nine months.

(4) Investment represents shares held in a money market mutual fund.

WESMARK SMALL COMPANY GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2004 (unaudited)

Shares			Value
COMMON STOCKS -- 89.5%
		AEROSPACE/DEFENSE -- 6.1%
8,000		Curtiss Wright Corp.	$430,000
18,000	(1)	MOOG, Inc., Class A	654,660

		TOTAL	1,084,660

		AUTO DEALERSHIPS -- 0.4%
3,000		United Auto Group, Inc.	82,320

		BIOMEDICAL -- 2.0%
4,000	(1)	Cephalon, Inc.	202,080
10,000	(1)	Protein Design Laboratories, Inc.	162,000

		TOTAL	364,080

		BIOTECHNOLOGY -- 2.1%
5,000	(1)	Charles River Laboratories International, Inc.	225,350
4,000		Medicis Pharmaceutical Corp., Class A	143,080

		TOTAL	368,430

		BUSINESS SOFTWARE & SERVICES -- 0.2%
3,000	(1)	Intrado, Inc.	31,500

		CABLE TELEVISION -- 0.9%
25,000	(1)	Mediacom Communications Corp.	164,250

		COMMUNICATION EQUIPMENT -- 1.7%
70,000	(1)	Arris Group, Inc.	307,650

		COMPUTER SERVICES -- 2.6%
20,000	(1)	Macromedia, Inc.	404,000
10,000	(1)	iPass, Inc.	53,000

		TOTAL	457,000

		DIVERSIFIED ELECTRONICS -- 0.9%
15,000	(1)	Kemet Corp.	151,350

		DRUG DISTRIBUTION -- 2.9%
20,000	(1)	Andrx Group	518,800

		DRUGS & HEALTHCARE -- 0.6%
3,000	(1)	Inveresk Research Group, Inc.	108,900

COMMON STOCKS -- (Continued)
		E-SERVICES-CONSULTING -- 1.6%
23,000	(1)	Gartner Group, Inc., Class A	$288,650

		ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.8%
20,000	(1)	Anixter International, Inc.	669,600

		ELECTRONIC COMPONENTS-SEMICONDUCTOR -- 7.4%
30,000	(1)	Adaptec, Inc.	224,700
55,000	(1)	Axcelis Technologies, Inc.	513,150
40,000	(1)	Fairchild Semiconductor International, Inc., Class A	587,600

		TOTAL	1,325,450

		FOOD-MAJOR DIVERSIFIED -- 2.0%
16,000	(1)	United Natural Foods, Inc.	346,720

		HOUSEHOLD PRODUCTS -- 1.4%
11,000		Furniture Brands International, Inc.	252,780

		INTERNET INFORMATION PROVIDERS -- 0.3%
3,000	(1)	NetFlix, Inc.	61,500

		INTERNET SOFTWARE & SERVICES -- 2.3%
15,000	(1)	Open Text Corp.	380,550
3,000	(1)	aQuantive, Inc.	25,620

		TOTAL	406,170

		MACHINERY-FARM -- 1.8%
15,000	(1)	AGCO Corp.	313,800

		MEDICAL INSTRUMENTS & SUPPLIES -- 1.4%
8,000	(1)	BioLase Technology, Inc.	73,840
3,000		Cooper Companies, Inc.	178,350

		TOTAL	252,190

		MEDICAL PRODUCTS & SUPPLY -- 1.4%
5,000	(1)	Integra Lifesciences Corp.	157,975
2,000	(1)	ResMed, Inc.	98,000

		TOTAL	255,975

		OIL & GAS DRILLING -- 0.6%
28,000	(1)	Parker Drilling Co.	108,080

COMMON STOCKS -- (Continued)
		OIL & GAS EQUIPMENT & SERVICES -- 2.4%
12,000	(1)	Cal Dive International, Inc.	$372,000
5,000	(1)	Infrasource Services, Inc.	51,500

		TOTAL	423,500

		OIL COMPANY-EXPLORATION & PRODUCTION -- 4.0%
20,000	(1)	Spinnaker Exploration Co.	715,400

		OIL FIELD-MACHINERY & EQUIPMENT -- 3.4%
20,000	(1)	FMC Technologies, Inc.	600,000

		PAPER PRODUCTS -- 0.4%
4,000		Wausau-Mosinee Paper Corp.	62,160

		PROCESSED & PACKAGED FOODS -- 2.9%
12,000		Corn Products International, Inc.	517,440

		RETAIL-MISCELLANEOUS -- 2.2%
26,000		Movado Group, Inc.	390,260

		SCIENTIFIC & TECHNICAL INSTRUMENTS -- 3.2%
13,000	(1)	LeCroy Corp.	199,160
10,000	(1)	Varian, Inc.	379,000

		TOTAL	578,160

		SEMICONDUCTOR-BROAD LINE -- 3.3%
45,000	(1)	Cypress Semiconductor Corp.	510,300
4,000		Intersil Holding Corp.	73,480

		TOTAL	583,780

		SEMICONDUCTOR-INTEGRATED CIRCUITS -- 1.1%
5,000	(1)	Conexant Systems, Inc.	7,950
20,000	(1)	RF Micro Devices, Inc.	118,400
25,000	(1)	Vitesse Semiconductor Corp.	70,000

		TOTAL	196,350

Shares or Principal Amount			Value
COMMON STOCKS -- (Continued)
		SEMICONDUCTOR EQUIPMENT & MATERIALS -- 7.9%
30,000	(1)	Asyst Technologies, Inc.	$173,700
40,000	(1)	Credence Systems Corp.	358,400
30,000	(1)	Photronics, Inc.	434,100
35,000	(1)	Ultratech Stepper, Inc.	436,100

		TOTAL	1,402,300

		TELECOM-WIRELESS -- 1.2%
15,000	(1)	American Tower Systems Corp.	216,900

		TELECOMMUNICATIONS EQUIPMENT -- 4.9%
8,000	(1)	ADC Telecommunications, Inc.	19,200
5,000	(1)	Advanced Fibre Communications	83,800
10,000	(1)	DSP Group, Inc.	197,100
12,000		Harris Corp.	569,760

		TOTAL	869,860

		TEXTILE APPAREL -- 2.0%
12,000		Albany International Corp., Class A	359,040

		TRANSPORTATION-ROAD -- 6.2%
17,000		Heartland Express, Inc.	459,170
15,000	(1)	Yellow Roadway Corp.	652,650

		TOTAL	1,111,820

TOTAL COMMON STOCKS (identified cost $16,321,035)			15,946,825

(2)COMMERCIAL PAPER -- 10.7%
		FINANCE-CONSUMER LOANS -- 5.1%
$ 900,000		American General Finance Corp., 1.33% CP	899,269

		COMMERCIAL PAPER ST -- 5.6%
1,000,000		Three Rivers Funding Corp., 1.28% CPABS4-2	999,964

TOTAL COMMERCIAL PAPER (at amortized cost)			1,899,233

Shares			Value
MUTUAL FUND -- 0.4%
71,007	(3)	U.S. Treasury Cash Reserves (at net asset value)	$71,007

TOTAL INVESTMENTS--100.6% (identified cost $18,291,275)(4)			17,917,065

OTHER ASSETS AND LIABILITIES--NET--(0.6)%			(108,159)

TOTAL NET ASSETS--100%			$17,808,906

(1) Non-income producing security.

(2) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(3) Affiliated company.

(4) The cost of investments for federal tax purposes amounts to $18,291,275.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:

CP--Commercial Paper

See Notes which are an integral part of the Financial Statements

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLES

July 31, 2004 (unaudited)

At July 31, 2004, the fund's industry percentages were as follows:

Percentage of Total Investment(1)
STOCKS(2)
Drugs & Healthcare	7.9%
Diversified Operations	5.8%
Insurance Property & Casualty	4.9%
Oil - Integrated	4.5%
Electronic Components-Semiconductor	4.0%
Money Center Banks	4.0%
Investment Brokerage - National	3.9%
Paper Products	3.9%
Semi Conductor Equipment & Materials	3.6%
Mining - Miscellaneous	3.3%
Beverages - Soft	3.2%
Retail Discount	3.2%
Computer Software	3.1%
Printed Circuit Boards	3.0%
Networking Products	2.9%
Wholesale Drug Distribution	2.8%
Healthcare Services	2.8%
Home Improvement Stores	2.7%
Auto Manufacturers - Major	2.6%
Chemicals - Diversified	2.6%
Semiconductor - Broad Line	2.2%
Hotels & Motels	2.1%
Cable Television	2.0%
Transportation - Air Freight	1.9%
Mining - Non Ferrous	1.7%
Publishing - Newspapers	1.7%
Steel - Producers	1.7%
Entertainment - Diversified	1.3%
Medical Lab & Research	1.3%
Utility - Electric Power	1.3%
Communication Equipment	1.2%
Computer Services	1.2%
Oil & Gas Equipment & Services	1.0%
Retail - Consumer Elect	1.0%
Leisure & Recreation	0.9%
Federal National Mortgage Association	0.6%
Medical Instruments & Supplies	0.3%
Biomedical	0.2%

TOTAL STOCKS PORTFOLIO VALUE	98.3%

Mutual Fund(3)	1.7%

TOTAL PORTFOLIO VALUE	100%

(1) Percentages are based on total investments, which may differ from total net assets.

(2) As more fully described in the prospectus under "Equity Securities," stocks represent a share of an issuer's earnings and assets after the issuer pays its liabilities.

(3) Investment represents shares held in a money market mutual fund.

WESMARK GROWTH FUND
PORTFOLIO OF INVESTMENTS

July 31, 2004 (unaudited)

Shares			Value
COMMON STOCKS -- 98.7%
		AUTO MANUFACTURERS-MAJOR -- 2.6%
150,000		General Motors Corp.	$6,471,000

		BEVERAGES-SOFT -- 3.2%
25,000		Coca-Cola Enterprises, Inc.	510,000
150,000		PepsiCo, Inc.	7,500,000

		TOTAL	8,010,000

		BIOMEDICAL -- 0.2%
10,000	(1)	Amgen, Inc.	568,800

		CABLE TELEVISION -- 2.0%
180,000	(1)	Comcast Corp., Class A	4,932,000

		CHEMICALS-DIVERSIFIED -- 2.6%
150,000		Du Pont (E.I.) de Nemours & Co.	6,430,500

		COMMUNICATION EQUIPMENT -- 1.2%
50,000		L-3 Communications Holdings, Inc.	3,057,500

		COMPUTER SERVICES -- 1.2%
65,000		First Data Corp., Class	2,899,650

		COMPUTER SOFTWARE -- 3.1%
275,000		Microsoft Corp.	7,826,500

		DIVERSIFIED OPERATIONS -- 5.8%
400,000		General Electric Co.	13,300,000
15,000		ITT Industries, Inc.	1,199,250

		TOTAL	14,499,250

		DRUGS & HEALTHCARE -- 7.9%
215,000		Merck & Co., Inc.	9,750,250
310,000		Pfizer, Inc.	9,907,600

		TOTAL	19,657,850

		ELECTRONIC COMPONENTS- SEMICONDUCTOR -- 4.1%
475,000		Texas Instruments, Inc.	10,131,750

COMMON STOCKS -- (Continued)
		ENTERTAINMENT-DIVERSIFIED -- 1.3%
190,000	(1)	Time Warner, Inc.	$3,163,500

		FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.6%
20,000		Fannie Mae	1,419,200

		HEALTHCARE SERVICES -- 2.8%
110,000		UnitedHealth Group, Inc.	6,919,000

		HOME IMPROVEMENT STORES -- 2.7%
200,000		Home Depot, Inc.	6,744,000

		HOTELS & MOTELS -- 2.1%
300,000		Hilton Hotels Corp.	5,349,000

		INSURANCE PROPERTY & CASUALTY -- 5.0%
175,000		American International Group, Inc.	12,363,750

		INVESTMENT BROKERAGE-NATIONAL -- 3.9%
200,000		Morgan Stanley	9,866,000

		LEISURE & RECREATION -- 0.9%
50,000		Carnival Corp.	2,330,500

		MEDICAL INSTRUMENTS & SUPPLIES -- 0.3%
15,000		Medtronic, Inc.	745,050

		MEDICAL LAB & RESEARCH -- 1.3%
40,000		Quest Diagnostic, Inc.	3,283,200

		MINING-MISCELLANEOUS -- 3.3%
130,000	(1)	Inco Ltd.	4,338,100
70,000		Peabody Energy Corp.	3,932,600

		TOTAL	8,270,700

		MINING-NON FERROUS -- 1.7%
110,000		Alcan, Inc.	4,358,200

		MONEY CENTER BANKS -- 4.1%
230,000		Citigroup, Inc.	10,140,700

		NETWORKING PRODUCTS -- 2.9%
350,000	(1)	Cisco Systems, Inc.	7,301,000

COMMON STOCKS -- (Continued)
		OIL & GAS EQUIPMENT & SERVICES -- 1.0%
40,000		Schlumberger Ltd.	$2,572,800

		OIL-INTEGRATED -- 4.5%
200,000		BP PLC, ADR	11,272,000

		PAPER PRODUCTS -- 3.9%
210,000		International Paper Co.	9,078,300
10,000		Kimberly-Clark Corp.	640,700

		TOTAL	9,719,000

		PRINTED CIRCUIT BOARDS -- 3.0%
345,000	(1)	Jabil Circuit, Inc.	7,503,750

		PUBLISHING-NEWSPAPERS -- 1.7%
50,000		Gannett Co., Inc.	4,157,000

		RETAIL DISCOUNT -- 3.2%
150,000		Wal-Mart Stores, Inc.	7,951,500

		RETAIL-CONSUMER ELECT -- 1.0%
50,000		Best Buy Co., Inc.	2,408,000

		SEMICONDUCTOR-BROAD LINE -- 2.2%
225,000		Intel Corp.	5,485,500

		SEMICONDUCTOR EQUIPMENT & MATERIALS -- 3.6%
525,000	(1)	Applied Materials, Inc.	8,909,250

		STEEL-PRODUCERS -- 1.7%
50,000		Nucor Corp.	4,182,500

		TRANSPORTATION-AIR FREIGHT -- 1.9%
65,000		United Parcel Service, Inc.	4,677,400

		UTILITY-ELECTRIC POWER -- 1.3%
50,000		Dominion Resources, Inc.	3,173,000

		WHOLESALE DRUG DISTRIBUTION -- 2.9%
160,000		Cardinal Health, Inc.	7,120,000

TOTAL COMMON STOCKS (identified cost $240,305,235)			245,870,300

MUTUAL FUND -- 1.7%
4,173,174	(2)	U.S. Treasury Cash Reserves (at net asset value)	$4,173,174

TOTAL INVESTMENTS--100.4% (identified cost $244,478,409)(3)			250,043,474

OTHER ASSETS AND LIABILITIES-NET--(0.4)%			(875,133)

TOTAL NET ASSETS--100%			$249,168,341

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $244,478,409.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLES

July 31, 2004 (unaudited)

At July 31, 2004, the fund's industry percentages were as follows:

Percentage of Total Investment(1)
STOCKS(2)
Drugs & Healthcare	5.8%
Utility - Electric Power	5.8%
Diversified Operations	3.8%
Paper Products	3.7%
Money Center Banks	2.9%
Chemicals - Diversified	2.8%
Computer Software	2.8%
Home Improvement Stores	2.8%
Networking Products	2.7%
Federal National Mortgage Association	2.6%
Auto Manufacturers - Major	2.5%
Beverages - Soft	2.5%
Investment Brokerage - National	2.4%
Insurance Property & Casualty	2.3%
Oil - Integrated	2.3%
Transportation - Air Freight	2.3%
Oil Refining & Marketing	1.9%
Food - Major Diversified	1.8%
Semi Conductor Equipment & Materials	1.8%
Retail Discount	1.7%
Semiconductor - Broad Line	1.6%
Publishing - Newspapers	1.4%
Banks - Major Regional	1.3%
Mining - Non Ferrous	1.3%
Printed Circuit Boards	1.2%
Cable Television	1.1%
Oil & Gas Equipment & Services	1.1%
REIT - Industrial	1.1%
Electronic Components - Semiconductor	0.9%
Wholesale Drug Distribution	0.7%
Oil & Gas Pipeline	0.7%
Finance	0.6%
Diversified Financial Services	0.4%

TOTAL STOCKS PORTFOLIO VALUE	70.6%

FIXED INCOME(3)
Corporate Bonds	15.1%

Mortgage Backed Securities	4.5%

Government Agencies	8.8%

TOTAL FIXED INCOME PORTFOLIO VALUE	28.4%

Mutual Fund(4)	1.0%

TOTAL PORTFOLIO VALUE	100%

(1) Percentages are based on total investments, which may differ from total net assets.

(2) As more fully described in the prospectus under "Equity Securities," stocks represent a share of an issuer's earnings and assets after the issuer pays its liabilities.

(3) Corporate Bonds, as more fully described in the prospectus under "Corporate Debt Securities," are fixed income securities issued by businesses. Mortgage Backed Securities, as more fully described in the prospectus under "Mortgage Backed Securities," represent interests in pools of mortgages. Government Agencies, as more fully described in the prospectus under "Agency Securities," are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

(4) Investment represents shares held in a money market mutual fund.

WESMARK BALANCED FUND
PORTFOLIO OF INVESTMENTS

July 31, 2004 (unaudited)

Shares			Value
COMMON STOCKS -- 67.1%
		AUTO MANUFACTURERS-MAJOR -- 2.5%
35,000		General Motors Corp.	$1,509,900

		BEVERAGES-SOFT -- 2.4%
30,000		PepsiCo, Inc.	1,500,000

		CABLE TELEVISION -- 1.1%
25,000	(1)	Comcast Corp., Class A	685,000

		CHEMICALS-DIVERSIFIED -- 2.8%
40,000		Du Pont (E.I.) de Nemours & Co.	1,714,800

		COMPUTER SOFTWARE -- 2.8%
60,000		Microsoft Corp.	1,707,600

		DIVERSIFIED OPERATIONS -- 3.8%
70,000		General Electric Co.	2,327,500

		DRUGS & HEALTHCARE -- 5.8%
35,000		Merck & Co., Inc.	1,587,250
62,000		Pfizer, Inc.	1,981,520

		TOTAL	3,568,770

		ELECTRONIC COMPONENTS- SEMICONDUCTOR -- 0.9%
25,000		Texas Instruments, Inc.	533,250

		FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.5%
22,000		Fannie Mae	1,561,120

		FOOD-MAJOR DIVERSIFIED -- 1.8%
25,000		General Mills, Inc.	1,122,500

		HOME IMPROVEMENT STORES -- 2.7%
50,000		Home Depot, Inc.	1,686,000

		INSURANCE PROPERTY & CASUALTY -- 2.3%
20,000		American International Group, Inc.	1,413,000

COMMON STOCKS -- (Continued)
		INVESTMENT BROKERAGE-NATIONAL -- 2.4%
30,000		Morgan Stanley	$1,479,900

		MINING-NON FERROUS -- 1.3%
20,000		Alcan, Inc.	792,400

		MONEY CENTER BANKS -- 2.9%
40,000		Citigroup, Inc.	1,763,600

		NETWORKING PRODUCTS -- 2.7%
80,000	(1)	Cisco Systems, Inc.	1,668,800

		OIL & GAS EQUIPMENT & SERVICES -- 1.0%
10,000		Schlumberger Ltd.	643,200

		OIL & GAS PIPELINE--0.7%
10,000		Kinder Morgan Energy Partners LP	435,100

		OIL-INTEGRATED -- 2.3%
25,000		BP PLC, ADR	1,409,000

		OIL REFINING & MARKETING -- 1.9%
15,000		ConocoPhillips	1,181,550

		PAPER PRODUCTS -- 3.7%
30,000		International Paper Co.	1,296,900
15,000		Kimberly-Clark Corp.	961,050

		TOTAL	2,257,950

		PRINTED CIRCUIT BOARDS -- 1.2%
35,000	(1)	Jabil Circuit, Inc.	761,250

		PUBLISHING-NEWSPAPERS -- 1.4%
10,000		Gannett Co., Inc.	831,400

		REIT-INDUSTRIAL -- 1.1%
20,000		AMB Property Corp.	702,800

		RETAIL DISCOUNT -- 1.7%
20,000		Wal-Mart Stores, Inc.	1,060,200

		SEMICONDUCTOR-BROAD LINE -- 1.6%
40,000		Intel Corp.	975,200

		SEMICONDUCTOR EQUIPMENT & MATERIALS -- 1.8%
65,000	(1)	Applied Materials, Inc.	1,103,050

Shares or Principal Amount		Value
COMMON STOCKS -- (Continued)
	TRANSPORTATION-AIR FREIGHT -- 2.3%
20,000	United Parcel Service, Inc.	$1,439,200

	UTILITY-ELECTRIC POWER -- 5.0%
30,000	Dominion Resources, Inc.	1,903,800
40,000	Southern Co.	1,171,200

	TOTAL	3,075,000

	WHOLESALE DRUG DISTRIBUTION-- 0.7%
10,000	Cardinal Health, Inc.	445,000

TOTAL COMMON STOCKS (identified cost $37,889,342)		41,354,040

PREFERRED STOCKS -- 3.1%
	BANKS-MAJOR REGIONAL -- 1.3%
30,000	Wells Fargo & Co., Pfd. $1.75, Annual Dividend	785,625

	DIVERSIFIED FINANCIAL SERVICES -- 0.4%
10,000	General Electric Capital Corp., Pfd. $1.47, Annual Dividend	245,400

	FINANCE -- 0.6%
15,000	ML Preferred Capital Trust III, Pfd. $1.75, Annual Dividend	394,688

	UTILITY-ELECTRIC POWER -- 0.8%
20,000	Tennessee Valley Authority, Pfd., Series D, Pfd. $1.48, Annual Dividend	489,800

TOTAL PREFERRED STOCKS (identified cost $1,890,614)		1,915,513

CORPORATE BONDS -- 15.0%
	AUTO MANUFACTURERS-MAJOR -- 0.8%
$ 500,000	General Motors Corp., Deb., 7.70%, 4/15/2016	520,215

	AUTOMOBILE/TRUCK-ORIGINAL PARTS -- 1.7%
1,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	1,053,266

	BANKS-MAJOR REGIONAL -- 0.9%
500,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	536,400

	COMPUTER SERVICES -- 0.8%
500,000	First Data Corp., 4.70%, 11/1/2006	516,775

Principal Amount		Value
CORPORATE BONDS -- (Continued)
	FINANCE-AUTOMOTIVE -- 4.2%
$ 500,000	Ford Motor Credit Co., Sr. Note, 6.50%, 2/15/2006	$519,624
1,000,000	Ford Motor Credit Co., Unsecd. Note, 7.50%, 3/15/2005	1,030,552
1,000,000	General Motors Acceptance Corp., Note, 6.125%, 2/1/2007	1,046,310

	TOTAL	2,596,486

	FINANCE-CREDIT CARD--0.9%
500,000	MBNA America Bank, NA, 6.625%, 6/15/2012	541,650

	INVESTMENT BROKERAGE-NATIONAL -- 3.1%
1,000,000	Bear Stearns Cos., Inc., Note, 4.50%, 10/28/2010	987,990
1,000,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	935,740

	TOTAL	1,923,730

	MINING-NON FERROUS -- 0.8%
500,000	Alcan, Inc., Note, 5.20%, 1/15/2014	500,665

	OIL-INTEGRATED -- 1.8%
1,000,000	Conoco, Inc., Sr. Note, 6.35%, 4/15/2009	1,094,800

TOTAL CORPORATE BONDS (identified cost $9,150,159)		9,283,987

MORTGAGE BACKED SECURITIES -- 4.5%
	FEDERAL HOME LOAN MORTGAGE CORP. -- 0.3%
187,785	Federal Home Loan Mortgage Corp., Pool E84004, 6.00%, 6/1/2016	196,882

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.2%
224,564	Federal National Mortgage Association, Pool 254629, 5.00%, 2/1/2010	228,213
916,276	Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023	910,164
988,454	Federal National Mortgage Association, Pool 255224, 4.00%, 5/1/2011	970,227
460,372	Federal National Mortgage Association, Pool 738342, 4.50%, 8/1/2018	455,625

	TOTAL	2,564,229

TOTAL MORTGAGE BACKED SECURITIES (identified cost $2,752,330)		2,761,111

Principal Amount or Shares			Value
GOVERNMENT AGENCIES -- 8.8%
		FEDERAL HOME LOAN BANK -- 4.8%
$1,000,000		Federal Home Loan Bank System, Bond, 3.275%, 8/27/2007	$991,640
1,000,000		Federal Home Loan Bank System, Bond, Series C213, 5.65%, 8/27/2013	1,004,510
1,000,000		Federal Home Loan Bank System, Bond, Series ZR13, 4.50%, 6/12/2013	954,090

		TOTAL	2,950,240

		FEDERAL HOME LOAN MORTGAGE CORP. -- 2.4%
1,000,000		Federal Home Loan Mortgage Corp., Bond, 5.00%, 10/9/2013	978,880
500,000		Federal Home Loan Mortgage Corp., Note, 5.25%, 7/30/2013	496,070

		TOTAL	1,474,950

		FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.6%
1,000,000		Federal National Mortgage Association, Note, 5.375%, 7/16/2018	971,970

TOTAL GOVERNMENT AGENCIES (identified cost $5,471,139)			5,397,160

MUTUAL FUND -- 1.0%
613,253	(2)	U.S. Treasury Cash Reserves (at net asset value)	613,253

TOTAL INVESTMENTS--99.5% (identified cost $57,766,837)(3)			61,325,064

OTHER ASSETS AND LIABILITIES-NET--0.5%			324,639

TOTAL NET ASSETS--100%			$61,649,703

(1) Non-income producing security.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $57,766,837.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLES

July 31, 2004 (unaudited)

At July 31, 2004, the fund's portfolio composition(1) was as follows:

Percentage of Total Investment(2)
Collateral Mortgage Obligations	3.4%
Corporate Bonds	42.6%
Government Agencies	31.2%
Mortgage Backed Securities	19.7%
Preferred Stocks	1.9%
Mutual Fund(3)	1.2%

TOTAL	100%

(1) As more fully described in the prospectus under "Collateralized Mortgage Obligations," a Collateralized Mortgage Obligation allocates payments and prepayments from an underlying pass-through certificate among different classes of mortgage backed securities. Corporate Bonds, as more fully described in the prospectus under "Corporate Debt Securities," are fixed income securities issued by businesses. Government Agencies, as more fully described in the prospectus under "Agency Securities," are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority. As more fully described in the prospectus under "Mortgage Backed Securities," Mortgage Backed Securities represent interests in pools of mortgages. As more fully described in the prospectus under "Preferred Stock," preferred stocks may permit the issuer to redeem the stock. The fund may treat such redeemable preferred stocks as a fixed income security.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

WESMARK BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2004 (unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.4%
	FEDERAL HOME LOAN MORTGAGE CORP. -- 3.4%
$2,000,000	Federal Home Loan Mortgage Corp., Series 2564, Class HJ, 5.00%, 2/15/2018	$1,916,760
2,152,715	Federal Home Loan Mortgage Corp., Series 2576D, Class LG, 4.50%, 12/15/2016	2,157,515
2,281,412	Federal Home Loan Mortgage Corp., Series 2590, Class XP, 3.25%, 12/15/2013	2,254,514

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (identified cost $6,427,530)		6,328,789

CORPORATE BONDS -- 42.3%
	AUTO MANUFACTURERS-MAJOR -- 2.8%
2,000,000	General Motors Corp., Deb., 7.70%, 4/15/2016	2,080,860
2,000,000	General Motors Corp., Note, 7.125%, 7/15/2013	2,049,400
1,000,000	General Motors Corp., Note, 9.45%, 11/1/2011	1,140,130

	TOTAL	5,270,390

	AUTOMOBILE/TRUCK-ORIGINAL -- 1.7%
3,000,000	Delphi Auto Systems Corp., Note, 6.50%, 5/1/2009	3,159,798

	BANKS-MAJOR REGIONAL -- 1.7%
1,000,000	Bank One N.A. (Chicago), Sub. Note, 6.25%, 2/15/2008	1,075,860
1,000,000	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,072,800
1,000,000	Wells Fargo & Co., Sub. Note, 6.25%, 4/15/2008	1,080,530

	TOTAL	3,229,190

	CABLE TELEVISION -- 4.9%
1,000,000	Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 3/15/2013	1,186,400
3,000,000	Comcast Cable Communications Holdings, Company Guarantee, 9.455%, 11/15/2022	3,899,460
2,000,000	Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	2,135,360
2,000,000	Cox Communications, Inc., Unsecd. Note, 4.625%, 6/1/2013	1,867,980

	TOTAL	9,089,200

CORPORATE BONDS -- (Continued)
	COMPUTER SERVICES -- 0.6%
$1,000,000	First Data Corp., MTN, Series MTND, 6.375%, 12/15/2007	$1,084,600

	ENTERTAINMENT-DIVERSIFIED -- 1.8%
1,000,000	Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	1,056,920
1,000,000	Time Warner, Inc., Deb., 8.375%, 3/15/2023	1,166,820
1,000,000	Time Warner, Inc., Note, 8.875%, 10/1/2012	1,213,910

	TOTAL	3,437,650

	FIDUCIARY BANKS -- 1.0%
2,000,000	Mellon Funding Corp., Note, 3.25%, 4/1/2009	1,937,840

	FINANCE -- 1.6%
2,000,000	MBNA Corp., 6.25%, 1/17/2007	2,119,980
750,000	Merrill Lynch & Co., Inc., Note, 7.00%, 1/15/2007	811,410

	TOTAL	2,931,390

	FINANCE-AUTOMOTIVE -- 4.2%
3,000,000	Ford Motor Credit Co., 7.00%, 10/1/2013	3,058,698
3,000,000	Ford Motor Credit Co., Sr. Note, 5.80%, 1/12/2009	3,055,989
1,500,000	General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	1,633,950

	TOTAL	7,748,637

	FINANCE-CONSUMER LOANS -- 1.7%
3,000,000	American General Finance Corp., Note, 5.875%, 7/14/2006	3,150,090

	FINANCE-INVESTMENT BANKER/BROKER -- 3.3%
4,000,000	Goldman Sachs Group, Inc., Bond, 5.15%, 1/15/2014	3,911,920
2,000,000	Morgan Stanley Group, Inc., Note, 6.875%, 3/1/2007	2,163,720

	TOTAL	6,075,640

	GROCERY STORES -- 0.9%
1,500,000	Kroger Co., Sr. Note, 8.15%, 7/15/2006	1,632,960

	INTERNET INFORMATION PROVIDERS -- 0.6%
1,000,000	AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,108,750

	INVESTMENT BROKERAGE-NATIONAL -- 2.5%
5,000,000	Morgan Stanley, Sub. Note, 4.75%, 4/1/2014	4,678,700

CORPORATE BONDS -- (Continued)
	METAL PROCESSORS & FABRICATION -- 0.6%
$1,000,000	Commercial Metals Corp., Note, 6.75%, 2/15/2009	$1,084,150

	MULTIMEDIA -- 0.5%
1,000,000	Walt Disney Co., Note, Series B, 5.875%, 12/15/2017	1,010,230

	OIL COMP-EXPLORATION & PRODUCTION--4.3%
3,000,000	Enron Oil & Gas Co., Note, 6.00%, 12/15/2008	3,219,690
3,500,000	Enron Oil & Gas Co., Note, 6.50%, 12/1/2007	3,780,280
1,000,000	Kerr-McGee Corp., Company Guarantee, 6.95%, 7/1/2024	1,002,110

	TOTAL	8,002,080

	OIL REFINING & MARKETING -- 0.9%
500,000	Union Oil of California, 9.125%, 2/15/2006	542,685
1,000,000	Union Oil of California, Sr. Note, Series C, 6.70%, 10/15/2007	1,079,140

	TOTAL	1,621,825

	PAPER PRODUCTS -- 3.9%
2,200,000	International Paper Co., 4.25%, 1/15/2009	2,179,254
4,000,000	International Paper Co., 5.85%, 10/30/2012	4,114,920
1,000,000	International Paper Co., Note, 5.30%, 4/1/2015	964,330

	TOTAL	7,258,504

	PERSONAL COMPUTERS -- 0.6%
1,000,000	Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	1,089,560

	UTILITY-ELECTRIC POWER -- 0.5%
1,000,000	Progress Energy Carolinas, Inc., Sr. Note, 7.50%, 4/1/2005	1,034,660

	UTILITY-TELEPHONE -- 1.7%
3,000,000	BellSouth Corp., Unsecd. Note, 5.00%, 10/15/2006	3,108,630

TOTAL CORPORATE BONDS (identified cost $77,558,325)		78,744,474

GOVERNMENT AGENCIES -- 31.0%
	FEDERAL HOME LOAN BANK -- 8.9%
3,000,000	Federal Home Loan Bank System, 4.125%, 11/15/2006	$3,070,860
3,000,000	Federal Home Loan Bank System, Bond, 3.375%, 11/15/2004	3,015,120
5,000,000	Federal Home Loan Bank System, Bond, 4.00%, 12/19/2011	4,714,600
4,705,000	Federal Home Loan Bank System, Bond, 5.10%, 8/6/2009	4,712,293
1,000,000	Federal Home Loan Bank System, Bond, 5.65%, 11/1/2011	1,010,350

	TOTAL	16,523,223

	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.9%
3,088,000	Federal Home Loan Mortgage Corp., Note, 4.75%, 8/13/2009	3,094,392
5,000,000	Federal Home Loan Mortgage Corp., Note, Series MTN, 5.125%, 5/13/2013	4,932,850
3,000,000	Federal Home Loan Mortgage Corp., Unsecd. Note, 5.00%, 1/17/2012	2,978,130

	TOTAL	11,005,372

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.2%
1,800,000	Federal National Mortgage Association, MTN, 6.93%, 9/17/2012	1,947,456
4,000,000	Federal National Mortgage Association, Note, 4.00%, 12/23/2010	3,845,120
1,615,000	Federal National Mortgage Association, Note, 4.25%, 5/20/2010	1,586,705
15,000,000	Federal National Mortgage Association, Note, 6.00%, 1/18/2012	15,262,200
2,300,000	Federal National Mortgage Association, Note, Series MTN, 6.80%, 8/27/2012	2,475,145
5,000,000	Federal National Mortgage Association, Unsecd. Note, 5.50%, 10/18/2011	5,044,650

	TOTAL	30,161,276

TOTAL GOVERNMENT AGENCIES (identified cost $57,584,015)		57,689,871

Principal Amount or Shares		Value
MORTGAGE BACKED SECURITIES -- 19.6%
	FEDERAL HOME LOAN MORTGAGE CORP. -- 8.0%
$778,723	Federal Home Loan Mortgage Corp., Pool E70008, 6.00%, 4/1/2013	$818,633
4,530,130	Federal Home Loan Mortgage Corp., Pool E98887, 4.50%, 8/1/2018	4,481,521
4,645,931	Federal Home Loan Mortgage Corp., Pool E98890, 4.50%, 8/1/2018	4,596,081
5,000,000	Federal Home Loan Mortgage Corp., Pool G18002, 5.00%, 7/1/2019	5,042,200

	TOTAL	14,938,435

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 11.6%
3,464,912	Federal National Mortgage Association, Pool 254799, 5.00%, 7/1/2023	3,447,241
13,744,141	Federal National Mortgage Association, Pool 254908, 5.00%, 9/1/2023	13,652,468
4,516,093	Federal National Mortgage Association, Pool 254956, 4.00%, 11/1/2010	4,439,590

	TOTAL	21,539,299

TOTAL MORTGAGE BACKED SECURITIES (identified cost $36,861,451)		36,477,734

PREFERRED STOCKS -- 1.8%
	DIVERSIFIED FINANCIAL SERVICES -- 1.0%
80,000	General Electric Capital Corp., Pfd. $1.47, Annual Dividend	1,963,200

	FINANCE-AUTOMOTIVE -- 0.3%
20,000	General Motors Acceptance Corp., Pfd. $1.81, Annual Dividend	500,800

	UTILITY-ELECTRIC POWER -- 0.5%
40,000	Tennessee Valley Authority, Pfd., Series D, Pfd. $1.48, Annual Dividend	979,600

TOTAL PREFERRED STOCKS (identified cost $3,521,085)		3,443,600

Shares			Value
MUTUAL FUND -- 1.2%
$2,257,651	(1)	Prime Obligations Fund (at net asset value)	$2,257,651

TOTAL INVESTMENTS--99.3% (identified cost $184,210,057)(2)			184,942,119

OTHER ASSETS AND LIABILITIES-NET--0.7%			1,341,752

TOTAL NET ASSETS--100%			$186,283,871

(1) Affiliated company.

(2) The cost of investments for federal tax purposes amounts to $184,210,057.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronym is used throughout this portfolio:

MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS SUMMARY TABLES

July 31, 2004 (unaudited)

At July 31, 2004, the fund's portfolio composition(1) was as follows:

Percentage of Total Investment(2)
Long-Term Municipals(1)	97.8%
Years to Maturity	Percentage of Total Investments(2)
1-3 Years	18.6%
3-5 Years	7.0%
5-10 Years	31.2%
10 Years or Greater	43.2%

TOTAL	100%

Short-Term Municipals(1)	1.3%
Mutual Fund(3)	0.9%

TOTAL	100%

FIXED INCOME
S&P Ratings as Percentage of Total Investments(2)(4)		Moody's Ratings as Percentage of Total Investments(2)(4)
AAA	61.8%	Aaa	66.2%
AA	6.7%	A	6.9%
A	1.2%	Baa	3.3%
Not Rated by S&P	29.4%	Not Rated by Moody's	22.7%

TOTAL	99.1%		99.1%

TOTAL FIXED INCOME PORTFOLIO VALUE				99.1%

Mutual Fund(3)				0.9%

TOTAL PORTFOLIO VALUE				100%

(1) Long-Term Municipals represent investments with maturity greater then one year. Short-Term Municipals represent investments with a maturity of one year or less.

(2) Percentages are based on total investments, which may differ from total net assets.

(3) Investment represents shares held in a money market mutual fund.

(4) The tables above depict the credit quality ratings assigned to the funds portfolio holdings by Standard & Poor's and Moodys Investors Services, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). Fixed Income Securities not rated by any NRSRO equal 7.5% of the Portfolio. Credit quality ratings do not protect the value of fund shares against interest rate risk.

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS

July 31, 2004 (unaudited)

Principal Amount			Credit* Rating	Value
LONG-TERM MUNICIPALS -- 97.0%
		WEST VIRGINIA -- 97.0%
$400,000		Beckley, WV, Sewage System, Revenue Refunding Bonds, (Series A), 6.75% (Original Issue Yield: 6.875%), 10/1/2025	NR	$414,280
1,000,000		Berkeley County, WV, Board of Education, 2.375%, 6/1/2007	AA-	1,000,690
500,000		Berkeley County, WV, Board of Education, 2.40%, 6/1/2008	AA-	494,200
1,000,000		Berkeley County, WV, Board of Education, 4.50% (FGIC LOC)/(Original Issue Yield: 4.65%), 5/1/2014	AAA	1,038,210
355,000		Berkeley County, WV, Building Commission Lease, Judicial Center Project-Series A, 4.25% (MBIA LOC), 12/1/2019	Aaa	352,412
825,000		Berkeley County, WV, Building Commission Lease, Judicial Center Project-Series A, 4.70% (MBIA LOC), 12/1/2024	Aaa	819,712
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bond, 4.45%, 8/1/2007	NR	137,134
130,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.00% (Original Issue Yield: 3.999%), 8/1/2004	NR	129,996
140,000		Buckhannon West Virginia College Facility, Refunding Revenue Bonds, 4.15% (Original Issue Yield: 4.15%), 8/1/2005	NR	138,789
1,000,000		Cabell County, WV, Board of Education, GO UT, 5.50% (MBIA LOC)/(Original Issue Yield: 4.95%), 5/1/2006	AAA	1,060,530
500,000		Cabell County, WV, Board of Education, GO UT, 6.00% (MBIA INS), 5/1/2006	AAA	535,265
150,000		Charles Town, WV, Residential Mortgage Revenue Bonds, 6.20%, 3/1/2011	A1	151,269
355,000		Charles Town, WV, Revenue Refunding Bonds, 5.00% (Original Issue Yield: 5.15%), 10/1/2013	AA	369,686
340,000		Charles Town, WV, Revenue Refunding Bonds, 5.00%, 10/1/2012	AA	356,891
LONG-TERM MUNICIPALS -- (Continued)
		WEST VIRGINIA -- (Continued)
$500,000		Charleston, WV, Civic Center Revenue, Improvements, 6.25%, 12/1/2015	NR	$535,235
1,200,000		Charleston, WV, Urban Renewal Authority, Refunding Revenue Bonds, 5.30% (FSA LOC)/(Original Issue Yield: 5.274%), 12/15/2022	AAA	1,269,828
1,240,000		Charleston, WV, GO UT, 7.20%, 10/1/2008	A1	1,437,768
1,155,000		Clarksburg, WV, Refunding Revenue Bonds, 4.25% (FGIC LOC)/(Original Issue Yield: 2.91%), 9/1/2006	AAA	1,206,952
1,000,000		Clarksburg, WV, Revenue Bonds, 5.25% (FGIC LOC), 9/1/2019	AAA	1,075,260
500,000		Fairmont, WV, Waterworks, (Series 1999), 5.25% (AMBAC LOC), 7/1/2017	AAA	539,500
1,235,000		Fairmont, WV, Waterworks, Water Utility Improvement Revenue Bonds, 5.00% (AMBAC LOC), 7/1/2019	AAA	1,281,461
1,240,000		Grant County, WV, County Commission, Refunding Revenue Bonds, 5.35% (Original Issue Yield: 5.349%), 10/1/2019	AAA	1,303,091
500,000		Harrison County, WV, Board of Education, GO UT, 6.40% (FGIC INS)/(Original Issue Yield: 6.45%), 5/1/2006	AAA	538,695
680,000		Harrison County, WV, Building Commission, Health, Hospital, Nursing Home Improvements Revenue Bonds, 5.15% (AMBAC INS)/(Original Issue Yield: 5.32%), 4/1/2018	AAA	708,213
420,000		Jackson County, WV, Revenue Bonds, 7.375% (FGIC INS), 6/1/2010	AAA	509,212
1,035,000		Jefferson County, WV, Board of Education, GO UT, 5.20% (Original Issue Yield: 5.10%), 7/1/2007	AA-	1,115,761
1,055,000		Kanawha County, WV, Building Community, Judicial Annex Lease--Series A, 5.00%, 12/1/2018	NR	1,078,189
375,000		Kanawha County, WV, Building Community, Judicial Annex Lease--Series A, 3.60%, 12/1/2009	NR+	375,675
LONG-TERM MUNICIPALS -- (Continued)
		WEST VIRGINIA -- (Continued)
$285,000		Logan County, WV, Revenue Bonds, 8.00% (Logan County Health Care Center Ltd. Partnership Project), 12/1/2009	NR	$325,399
60,000		Marshall County, WV, Special Obligation, Special Obligations Bonds, 6.50% (Original Issue Yield: 6.65%), 5/15/2010	AAA	67,934
570,000		Mason County, WV, PCR Bond, 5.45% (Ohio Power Co.)/(AMBAC INS)/(Original Issue Yield: 5.47%), 12/1/2016	AAA	579,331
1,085,000		Monongalia County, WV, Board of Education, GO UT, 6.00% (MBIA LOC)/(Original Issue Yield: 3.81%), 5/1/2010	AAA	1,236,987
1,135,000		Monongalia County, WV, Board of Education, GO Unlimited, 6.00%, 5/1/2011	AAA	1,303,162
320,000		Morgantown, WV, Building Commission Municipal Building, Refunding Revenue Bonds, 2.00% (MBIA LOC)/(Original Issue Yield: 1.50%), 1/1/2005	Aaa	320,803
215,000		Morgantown, WV, Building Commission Municipal Building, Refunding Revenue Bonds, 2.00% (MBIA LOC)/(Original Issue Yield: 2.15%), 1/1/2007	Aaa	213,314
350,000		Ohio County, WV, Board of Education, GO UT, 5.00% (MBIA LOC)/(Original Issue Yield: 5.25%), 6/1/2013	AAA	376,089
785,000		Ohio County, WV, Board of Education, GO UT Refunding Bonds, 5.125% (MBIA INS)/(Original Issue Yield: 5.375%), 6/1/2018	AAA	830,805
1,000,000		Ohio County, WV, Board of Education, GO UT, 5.00% (Original Issue Yield: 5.25%), 6/1/2013	AA-	1,066,880
635,000		Ohio County, WV, Board of Education, General Obligation Unlimited, 5.00%, 6/1/2007	AA-	675,596
665,000		Parkersburg, WV, Parking Systems, (Series A), 5.00% (Original Issue Yield: 5.00%), 6/1/2018	NR	635,201
1,155,000		Pleasants County, WV, PCR, (Refunding Revenue Bonds), 5.30%, 12/1/2008	A3	1,167,636
LONG-TERM MUNICIPALS -- (Continued)
		WEST VIRGINIA -- (Continued)
$1,795,000		Raleigh, Fayette & Nicholas Counties, WV, Refunding Bond, 6.25% (Original Issue Yield: 6.60%), 8/1/2011	Aaa	$2,094,011
1,310,000		Randolph County, WV, Refunding Revenue Bonds, 5.20% (Davis Health Systems, Inc.)/(FSA INS), 11/1/2015	Aaa	1,403,272
105,000		Shepherd College Board, 3.00%, 12/1/2005	A3	106,485
115,000		Shepherd College Board, 3.00%, 12/1/2007	A3	116,046
120,000		Shepherd College Board, 3.40%, 12/1/2009	A3	120,509
500,000		South Charleston, WV, Revenue Bonds, 5.50% (MBIA INS), 10/1/2009	AAA	501,585
620,000		West Liberty State College, WV, 3.75%, 6/1/2008	Baa3	627,521
205,000		West Liberty State College, WV, 3.75%, 6/1/2008	Baa2	207,487
275,000		West Liberty State College, WV, 3.75%, 6/1/2008	Baa2	277,348
430,000		West Liberty State College, WV, 4.70%, 6/1/2012	Baa2	442,672
965,000		West Liberty State College, WV, 4.80%, 6/1/2012	Baa3	994,365
245,000		West Virginia State College, Refunding Revenue Bonds, 4.00% (Original Issue Yield: 4.02%), 6/1/2011	A3	247,768
570,000		West Virginia EDA, (Series A), 5.00% (Original Issue Yield: 4.25%), 3/1/2019	A1	582,608
1,000,000		West Virginia EDA, 5.00% (AMBAC LOC)/ (Original Issue Yield: 5.09%), 7/15/2022	AAA	1,024,040
410,000		West Virginia EDA, Refunding Revenue Bonds, 2.60%, 11/1/2005	A+	414,543
500,000		West Virginia EDA, Refunding Revenue Bonds, 3.00%, 11/1/2006	A+	508,500
1,000,000		West Virginia EDA, Revenue Bonds, 5.50% (MBIA LOC), 6/1/2012 (@101)	AAA	1,104,130
2,000,000		West Virginia Higher Education, Revenue Bonds, 5.00% (MBIA LOC), 4/1/2012	AAA	2,182,600
530,000		West Virginia Housing Development Fund, (Series A), 5.55%, 11/1/2014	AAA	550,781
735,000		West Virginia Housing Development Fund, Revenue Bonds, 5.35%, 11/1/2010	AAA	766,311
LONG-TERM MUNICIPALS -- (Continued)
		WEST VIRGINIA -- (Continued)
$700,000		West Virginia School Building Authority, 4.00% (MBIA LOC)/(Original Issue Yield: 4.13%), 7/1/2013	AAA	$710,227
2,000,000		West Virginia School Building Authority, 5.25% (MBIA LOC), 7/1/2012	AAA	2,217,580
575,000		West Virginia State Building Commission Lease, (Series A), 5.50% (MBIA LOC)/(Original Issue Yield: 5.10%), 7/1/2006	AAA	612,306
1,050,000		West Virginia State Building Commission Lease, (Series A), 5.50% (Original Issue Yield: 5.20%), 7/1/2007	AAA	1,139,523
360,000		West Virginia State Building Commission Lease, (Series B), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.01%), 7/1/2018	AAA	398,016
1,000,000		West Virginia State Building Commission Lease, Refunding Revenue Bond, (Series A), 5.25% (AMBAC LOC), 7/1/2012	AAA	1,103,730
1,500,000		West Virginia State Building Commission Lease, Refunding Revenue Bonds, 5.375% (AMBAC LOC)/(Original Issue Yield: 5.04%), 7/1/2021	AAA	1,653,300
300,000		West Virginia State Higher Education, 5.25% (FGIC LOC), 5/1/2014	AAA	326,703
500,000		West Virginia State Hospital Finance Authority, (Series A), 3.50% (West Virginia University Hospital, Inc.)/(Original Issue Yield: 3.62%), 6/1/2010	AAA	501,690
1,265,000		West Virginia State Hospital Finance Authority, (Series A), 5.00% (West Virginia University Hospital, Inc.)/(Original Issue Yield: 2.56%), 6/1/2007	AAA	1,350,350
605,000		West Virginia State Hospital Finance Authority, Prerefunded Revenue Bond, 6.75% (Charleston Area Medical Center)/(Charleston Area Medical Center LOC)/(Original Issue Yield: 6.89%), 9/1/2022	A2	724,578
900,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 3.10% (West Virginia Veterans Nursing Home), 3/1/2009	NR	879,138
LONG-TERM MUNICIPALS -- (Continued)
		WEST VIRGINIA -- (Continued)
$1,070,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 5.50% (West Virginia Veterans Nursing Home), 3/1/2019	NR	$1,092,727
20,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Charleston Area Medical Center)/(Original Issue Yield: 6.25%), 9/1/2009	A2	22,335
80,000		West Virginia State Hospital Finance Authority, Refunding Revenue Bonds, 6.125% (Charleston Area Medical Center)/(Original Issue Yield: 6.25%), 9/1/2009	A2	90,744
1,750,000		West Virginia State Hospital Finance Authority, Revenue Bonds, 5.75% (Charleston Area Medical Center)/ (MBIA INS)/(Original Issue Yield: 5.98%), 9/1/2013	AAA	1,855,910
145,000		West Virginia State Hospital Finance Authority, Unrefunded Revenue Bond, 6.75% (Charleston Area Medical Center)/(Charleston Area Medical Center LOC)/(Original Issue Yield: 6.89%), 9/1/2022	A2	159,120
20,000		West Virginia State Hospital Finance Authority, Unrefunded Revenue Bond, 6.00% (Charleston Area Medical Center)/(Original Issue Yield: 6.10%), 9/1/2007	A2	21,765
1,000,000		West Virginia State Housing Development Fund, (Series A), 5.05%, 11/1/2014	AAA	1,040,580
900,000		West Virginia State Housing Development Fund, (Series A), 4.90% (Original Issue Yield: 4.899%), 11/1/2014	AAA	930,969
1,000,000		West Virginia State Housing Development Fund, Revenue Refunding Bonds (Series A), 5.10%, 11/1/2015	AAA	1,035,580
500,000		West Virginia State, GO UT, 4.40% (Original Issue Yield: 4.50%), 6/1/2006	AAA	521,865
100,000		West Virginia State, GO UT, 5.00% (FGIC LOC)/(Original Issue Yield: 4.55%), 6/1/2007	AAA	107,144
LONG-TERM MUNICIPALS -- (Continued)
		WEST VIRGINIA -- (Continued)
$1,000,000	(1)	West Virginia State, GO UT (FGIC LOC)/ (Original Issue Yield: 4.80%), 11/1/2009	AAA	$829,950
2,000,000	(1)	West Virginia State, GO UT Water Utility & Sewer Improvements (Original Issue Yield: 4.98%), 11/1/2010	AAA	1,581,420
500,000		West Virginia State, General Obligation Unlimited, 6.25%, 11/1/2004	AAA	506,240
720,000		West Virginia State, Revenue Bonds (Series A) , 5.00% (Marshall University)/(Original Issue Yield: 5.17%), 5/1/2020	AAA	743,256
1,250,000		West Virginia State, Revenue Bonds (Series A), 5.00% (Marshall University)/(Original Issue Yield: 5.19%), 5/1/2021	AAA	1,281,200
1,000,000		West Virginia University, (Series A), 5.50% (MBIA LOC)/(Original Issue Yield: 5.08%), 4/1/2016	AAA	1,124,300
1,210,000		West Virginia University, 5.00% (MBIA LOC), 4/1/2007	AAA	1,291,977
500,000		West Virginia University, Refunding Revenue Bonds, 5.00% (AMBAC LOC)/(Original Issue Yield: 5.22%), 5/1/2017	AAA	524,470
1,000,000		West Virginia University, Revenue Bonds (Series B), 5.00% (West Virginia University Project)/(AMBAC INS)/(Original Issue Yield: 5.19%), 5/1/2015	AAA	1,058,840
100,000		West Virginia University, Revenue Bonds, 5.50% (AMBAC INS)/(Original Issue Yield: 5.55%), 4/1/2009	AAA	106,452
2,000,000		West Virginia Water Development Authority, (Series A), 4.40% (AMBAC LOC)/(Original Issue Yield: 4.47%), 10/1/2018	AAA	2,003,640
100,000		West Virginia Water Development Authority, (Series A), 5.125% (FSA LOC)/(Original Issue Yield: 5.15%), 10/1/2012	AAA	108,653
400,000		West Virginia Water Development Authority, (Series A), 5.375% (FSA LOC)/(Original Issue Yield: 5.40%), 10/1/2015	AAA	436,980
LONG-TERM MUNICIPALS -- (Continued)
		WEST VIRGINIA -- (Continued)
$985,000		West Virginia Water Development Authority, (Series A), 5.50% (FSA LOC)/(Original Issue Yield: 5.65%), 10/1/2020	AAA	$1,075,817
500,000		Wheeling, WV, Waterworks & Sewer Systems, Revenue Refunding Bonds, 4.90% (FGIC INS)/(Original Issue Yield: 5.00%), 6/1/2006	Aaa	525,980
40,000		Wood County, WV, Building Commission, Revenue Refunding Bonds, 6.625% (St. Joseph Hospital, Parkersburg)/(AMBAC INS), 1/1/2006	AAA	41,083

TOTAL LONG-TERM MUNICIPALS (identified cost $72,439,392)				74,781,761

SHORT-TERM MUNICIPALS -- 1.3%
		WEST VIRGINIA -- 1.3%
1,000,000		West Virginia State Hospital Finance Authority, (Series B) Weekly VRDNs (Charleston Area Medical Center) (identified cost $1,000,000)	Aaa	1,000,000

MUTUAL FUND -- 0.9%
702,014	(2)	Tax-Free Obligations Fund (at net asset value)		702,014

TOTAL INVESTMENTS--99.2% (identified cost $74,141,406)(3)				76,483,775

OTHER ASSETS AND LIABILITIES-NET--0.8%				640,103

TOTAL NET ASSETS--100%				$77,123,878

At July 31, 2004, the Fund holds no securities that are subject to federal alternative minimum tax ("AMT").

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Denotes a Zero Coupon bond with effective rate at time of purchase.

(2) Affiliated company.

(3) The cost of investments for federal tax purposes amounts to $74,088,400.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

July 31, 2004 (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Assets:
Total investments in securities, at value (a)	$ 17,917,065	$ 250,043,474	$ 61,325,064	$ 184,942,119	$ 76,483,775
Cash	--	51,256	36,725	--	--
Receivable for:
Income	901	126,070	314,598	1,885,154	841,481
Investments sold	183,596	2,034,616	--	--	--
Fund shares sold	19,900	46,527	19,116	8,838	0
Prepaid expenses	2,994	3,508	3,810	3,523	5,696

Total assets	18,124,456	252,305,451	61,699,313	186,839,634	77,330,952

Liabilities:
Payable for:
Investments purchased	285,221	2,866,259	--	--	--
Fund shares redeemed	32	193,157	16,251	99,308	--
Payable to Bank	14,885	--	--	--	--
Transfer and dividend disbursing agent fees and expenses	2,552	3,722	2,413	3,225	2,698
Directors'/Trustees' fees	--	--	--	--	46
Auditing fees	6,706	6,570	6,833	7,106	7,274
Portfolio accounting fees	1,656	21,091	5,190	15,707	8,467
Shareholder services fee (Note 5)	2,335	32,080	7,883	23,682	9,856
Share registration cost	--	9,252	9,593	6,837	5,996
Income distribution payable	--	--	--	399,064	172,270
Accrued expenses	2,163	4,979	1,447	834	467

Total liabilities	315,550	3,137,110	49,610	555,763	207,074

Net Assets Consist of:
Paid in capital	22,606,369	248,440,348	64,370,464	186,061,957	74,519,046
Net unrealized appreciation (depreciation) of investments	(374,210)	5,565,065	3,558,227	732,062	2,342,369
Accumulated net realized gain (loss) on investments	(4,381,402)	(5,326,558)	(6,329,485)	(564,287)	257,162
Undistributed net investment income (Accumulated net investment income (loss)	(41,851)	489,486	50,497	54,139	5,301

Total Net Assets	$ 17,808,906	$ 249,168,341	$ 61,649,703	$ 186,283,871	$ 77,123,878

Shares Outstanding, No Par Value, Unlimited Shares Authorized	2,670,506	20,544,549	7,022,717	18,909,342	7,365,367

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share	$ 6.67	$ 12.13	$ 8.78	$ 9.85	$ 10.47

Offering Price Per Share (b)	$ 7.00(c)	$ 12.73(c)	$ 9.22(c)	$ 10.23(d)	$ 10.88(d)

Redemption Proceeds Per Share	$ 6.67	$ 12.13	$ 8.78	$ 9.85	$ 10.47

Investments, at identified cost	$ 18,291,275	$ 244,478,409	$ 57,766,837	$ 184,210,057	$ 74,141,406

(a) Including $71,007, $4,173,174, $613,253, $2,257,651 and $702,014, respectively, of investments in affiliated issuers (Note 5).

(b) See "What Do Shares Cost?" in the Prospectus.

(c) Computation of offering price per share 100/95.25 of net asset value.

(d) Computation of offering price per share 100/96.25 of net asset value.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF OPERATIONS

Six months ended July 31, 2004, (unaudited)

	WesMark Small Company Growth Fund	WesMark Growth Fund	WesMark Balanced Fund	WesMark Bond Fund	WesMark West Virginia Municipal Bond Fund
Investment Income:
Dividends (a)	$ 94,470	$ 1,925,025 (b)	$ 513,101 (c)	$ 120,326	9,029
Interest	7,650	24,981	421,715	3,977,580	1,510,737

Total income	102,120	1,950,006	934,816	4,097,906	1,519,766

Expenses:
Investment adviser fee (Note 5)	70,536	968,875	238,862	552,963	231,123
Administrative personnel and services fee (Note 5)	37,337	169,180	41,708	120,701	50,449
Custodian fees (Note 5)	4,264	17,244	6,576	12,578	7,300
Transfer and dividend disbursing agent fees and expenses (Note 5)	13,863	26,938	16,403	16,223	12,346
Directors'/Trustees' fees	1,086	1,485	1,400	1,519	1,040
Auditing fees	7,749	7,750	8,124	8,521	8,281
Legal fees	2,339	2,454	2,483	2,952	2,484
Portfolio accounting fees	4,999	64,850	17,304	48,990	24,846
Shareholder services fee (Note 5)	23,512	322,958	79,620	230,401	96,301
Share registration costs	8,864	7,684	11,293	10,950	9,799
Printing and postage	2,530	3,034	3,665	2,396	904
Insurance premiums	2,290	4,330	2,712	3,972	2,929
Tax expense	--	--	--	--	811
Miscellaneous	326	1,808	242	1,148	731

Total expenses	179,695	1,598,590	430,392	1,013,314	449,344

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	(1,295)	(9,511)	(6,566)	(8,388)	(38,521)
Waiver of administrative personnel and services fee	(25,024)	--	--	--	--
Waiver of shareholder services fee	(9,405)	(129,183)	(31,848)	(92,160)	(38,521)
Reimbursement by administrator	--	--	--	--	(811)

Total waivers and reimbursement	(35,724)	(138,694)	(38,414)	(100,548)	(77,853)

Net expenses	143,971	1,459,896	391,978	912,766	371,491

Net investment income (loss)	(41,851)	490,110	542,838	3,185,140	1,148,275

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	495,207	7,292,384	1,274,763	113,283	96,100
Net change in unrealized appreciation/depreciation of investments	(2,590,641)	(21,569,972)	(3,607,779)	(3,423,178)	(1,271,579)

Net realized and unrealized loss on investments	(2,095,434)	(14,277,588)	(2,333,016)	(3,309,895)	(1,175,479)

Change in net assets resulting from operations	$ (2,137,285)	$ (13,787,478)	$ (1,790,178)	$ (124,755)	$ (27,204)

(a) Including $1,434, $10,551, $7,240, $13,691 and $9,029, respectively, received from affiliated issuers (Note 5).

(b) Net of foreign taxes withheld of $22,500.

(c) Net of foreign taxes withheld of $4,050.

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Small Company Growth Fund		WesMark Growth Fund		WesMark Balanced Fund
	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (41,851)	$ (208,070)	$ 490,110	$ 264,351	$ 542,838	$ 1,060,121
Net realized gain (loss) on investments	495,207	(1,953,962)	7,292,384	(3,211,333)	1,274,763	(3,746,319)
Net change in unrealized appreciation/depreciation of investments	(2,590,641)	9,408,654	(21,569,972)	75,054,940	(3,607,779)	14,754,537

Change in net assets resulting from operations	(2,137,285)	7,246,622	(13,787,478)	72,107,958	(1,790,178)	12,068,339

Distributions to Shareholders--
Distributions from net investment income	--	--	(264,613)	(337,580)	(505,688)	(1,059,292)

Share Transactions--
Proceeds from sale of shares	1,677,884	978,849	11,690,591	18,095,217	3,684,901	3,935,313
Net asset value of shares issued to shareholders in payment of distributions declared	--	--	155,125	198,719	169,328	349,384
Cost of shares redeemed	(913,072)	(2,740,120)	(8,685,581)	(15,059,189)	(5,709,908)	(8,301,283)

Change in net assets from share transactions	764,812	(1,761,271)	3,160,135	3,234,747	(1,855,679)	(4,016,586)

Change in net assets	(1,372,473)	5,485,351	(10,891,956)	75,005,125	(4,151,545)	6,992,461
Net Assets:
Beginning of period	19,181,379	13,696,028	260,060,297	185,055,172	65,801,248	58,808,787

End of period	17,808,906	19,181,379	249,168,341	260,060,297	61,649,703	65,801,248

Undistributed net investment income (Accumulated net investment income (loss) included in net assets at end of period	$ (41,851)	$ --	$ 489,486	$ 263,989	$ 50,497	$ 13,347

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	WesMark Bond Fund		WesMark West Virginia Municipal Bond Fund
	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004	Six Months Ended (unaudited) July 31, 2004	Year Ended January 31, 2004
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 3,185,140	$ 5,147,749	$ 1,148,275	$ 2,231,322
Net realized gain on investments	113,283	1,356,539	96,100	201,284
Net change in unrealized appreciation/depreciation of investments	(3,423,178)	(469,853)	(1,271,579)	412,133

Change in net assets resulting from operations	(124,755)	6,034,435	(27,204)	2,844,739

Distributions to Shareholders-
Distributions from net investment income	(3,139,303)	(5,139,479)	(1,143,392)	(2,227,450)
Distributions from net realized gain on investments	--	--	--	(69,861)

Change in net assets from distributions to shareholders	(3,139,303)	(5,139,479)	(1,143,392)	(2,297,311)

Share Transactions--
Proceeds from sale of shares	15,358,214	21,993,186	5,043,350	7,992,070
Net asset value of shares issued to shareholders in payment of distributions declared	912,123	1,459,668	150,853	302,161
Cost of shares redeemed	(9,137,910)	(10,483,720)	(4,014,335)	(2,684,486)

Change in net assets from share transactions	7,132,427	12,969,134	1,179,868	5,609,745

Change in net assets	3,868,369	13,864,090	9,272	6,157,173
Net Assets:
Beginning of period	182,415,502	168,551,412	77,114,606	70,957,433

End of period	186,283,871	182,415,502	77,123,878	77,114,606

Undistributed net investment income included in net assets at end of period	$ 54,139	$ 8,302	$ 5,301	$ 418

See Notes which are an integral part of the Financial Statements

WESMARK FUNDS
FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Year Ended January 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
WesMark Small Company Growth Fund
2001(c)	$ 10.00	(0.01)	(0.36)	(0.37)	--	(0.23)	(0.23)
2002	$ 9.40	(0.05)	(2.24)	(2.29)	--	(0.21)	(0.21)
2003	$ 6.90	--	(2.15)	(2.15)	--	--	--
2004	$ 4.75	--	2.73	2.73	--	--	--
2004(e)	$ 7.48	(0.02)	(0.79)	(0.81)	--	--	--
WesMark Growth Fund
2000	$ 12.74	0.01	3.95	3.96	(0.01)	(1.60)	(1.61)
2001	$ 15.09	0.08	3.48	3.56	(0.08)	(3.47)	(3.55)
2002	$ 15.10	0.04	(2.61)	(2.57)	(0.03)	(0.59)	(0.62)
2003	$ 11.91	0.02	(2.69)	(2.67)	(0.01)	--	(0.01)
2004	$ 9.23	0.01	3.59	3.60	(0.02)	--	(0.02)
2004(e)	$ 12.81	0.02	(0.69)	(0.67)	(0.01)	--	(0.01)
WesMark Balanced Fund
2000	$ 9.81	0.25	1.07	1.32	(0.25)	(0.24)	(0.49)
2001	$ 10.64	0.27	1.26	1.53	(0.27)	(0.76)	(1.03)
2002	$ 11.14	0.21	(1.57)	(1.36)	(0.21)	(0.22)	(0.43)
2003	$ 9.35	0.17	(1.73)	(1.56)	(0.18)	--	(0.18)
2004	$ 7.61	0.14	1.49	1.63	(0.14)	--	(0.14)
2004(e)	$ 9.10	0.08	(0.33)	(0.25)	(0.07)	--	(0.07)
WesMark Bond Fund
2000	$ 10.11	0.56	(0.89)	(0.33)	(0.56)	(0.01)	(0.57)
2001	$ 9.21	0.59	0.63	1.22	(0.59)	--	(0.59)
2002	$ 9.84	0.53	0.11	0.64	(0.53)	--	(0.53)
2003	$ 9.95	0.39	0.03	0.42	(0.39)	--	(0.39)
2004	$ 9.98	0.30	0.05	0.35	(0.30)	--	(0.30)
2004(e)	$ 10.03	0.17	(0.18)	(0.01)	(0.17)	--	(0.17)
WesMark West Virginia Municipal Bond Fund
2000	$ 10.41	0.44	(0.72)	(0.28)	(0.44)	(0.03)	(0.47)
2001	$ 9.66	0.45	0.61	1.06	(0.45)	(0.00)(f)	(0.45)
2002	$ 10.27	0.45 (g)	0.04 (g)	0.49	(0.44)	--	(0.44)
2003	$ 10.32	0.39	0.22	0.61	(0.39)	--	(0.39)
2004	$ 10.54	0.32	0.10	0.42	(0.32)	(0.01)	(0.33)
2004(e)	$ 10.63	0.16	(0.16)	0.00	(0.16)	--	(0.16)

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown.

(c) Reflects operations for the period from August 8, 2000 (date of initial public investment) to January 31, 2001.

(d) Computed on an annualized basis.

(e) For the six months ended July 31, 2004 (unaudited).

(f) Represents less than $0.01.

(g) As required effective February 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended January 31, 2002, this change increased the net investment income per share by $0.01, decreased net realized and unrealized gain per share by $0.01, and increased the ratio of net investment income to average net assets from 4.32% to 4.36%. Per share, ratios and supplemental data for the periods prior to February 1, 2001, have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, End of Period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate
WesMark Small Company Growth Fund
$ 9.40	(3.16)%	1.70%(d)	(0.40)%(d)	0.28%(d)	$ 25,162	27%
$ 6.90	(24.53)%	1.47%	(0.73)%	0.20%	$ 23,044	24%
$ 4.75	(31.16)%	1.48%	(0.91)%	0.29%	$ 13,696	40%
$ 7.48	57.47%	1.66%	(1.31)%	0.46%	$ 19,181	66%
$ 6.67	(10.83)%	1.53%(d)	(0.44)%(d)	0.38%(d)	$ 17,809	29%
WesMark Growth Fund
$15.09	31.22%	0.95%	0.10%	0.01%	$ 183,304	71%
$15.10	25.41%	0.97%	0.58%	0.01%	$ 256,282	77%
$11.91	(17.23)%	0.97%	0.30%	0.01%	$ 241,313	37%
$ 9.23	(22.40)%	1.12%	0.18%	0.01%	$ 185,055	36%
$12.81	39.04%	1.14%	0.12%	0.11%	$ 260,060	60%
$12.13	(5.21)%	1.13%(d)	0.38%(d)	0.11%(d)	$ 249,168	16%
WesMark Balanced Fund
$10.64	13.52%	0.90%	2.38%	0.15%	$ 73,864	44%
$11.14	14.99%	0.98%	2.41%	0.11%	$ 86,205	48%
$ 9.35	(12.40)%	0.97%	2.09%	0.10%	$ 77,839	42%
$ 7.61	(16.87)%	1.18%	2.07%	0.03%	$ 58,809	36%
$ 9.10	21.64%	1.24%	1.71%	0.12%	$ 65,801	52%
$ 8.78	(2.75)%	1.23%(d)	1.70%(d)	0.12%(d)	$ 61,650	18%
WesMark Bond Fund
$ 9.21	(3.41)%	0.72%	5.85%	0.10%	$ 125,123	26%
$ 9.84	13.71%	0.82%	6.22%	0.06%	$ 152,227	25%
$ 9.95	6.61%	0.78%	5.28%	0.05%	$ 161,789	50%
$ 9.98	4.27%	0.94%	3.89%	0.01%	$ 168,551	64%
$10.03	3.52%	0.99%	2.97%	0.11%	$ 182,416	74%
$ 9.85	(0.12)%	0.99%(d)	3.46%(d)	0.11%(d)	$ 186,284	20%
WesMark West Virginia Municipal Bond Fund
$ 9.66	(2.77)%	0.65%	4.37%	0.30%	$ 64,057	30%
$10.27	11.26%	0.73%	4.53%	0.30%	$ 63,625	29%
$10.32	4.92%	0.66%	4.36%(g)	0.30%	$ 65,595	26%
$10.54	6.04%	0.84%	3.76%	0.21%	$ 70,957	17%
$10.63	4.06%	0.97%	3.05%	0.21%	$ 77,115	34%
$10.47	(0.04)%	0.96%(d)	2.98%(d)	0.20%(d)	$ 77,124	9%

WESMARK FUNDS
SHAREHOLDER EXPENSE EXAMPLE

July 31, 2004 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, shareholder services fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended July 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value February 1, 2004	Ending Account Value July 31, 2004	Expenses Paid During Period(1)
Actual
WesMark Small Company Growth Fund	$ 1,000	$ 891.70	$ 7.20
WesMark Growth Fund	$ 1,000	$ 947.90	$ 5.47
WesMark Balanced Fund	$ 1,000	$ 972.50	$ 6.03
WesMark Bond Fund	$ 1,000	$ 998.80	$ 4.92
WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 999.60	$ 4.77
Hypothetical (assuming a 5% return before expenses)
WesMark Small Company Growth Fund	$ 1,000	$ 1,017.39	$ 7.67
WesMark Growth Fund	$ 1,000	$ 1,019.38	$ 5.67
WesMark Balanced Fund	$ 1,000	$ 1,018.88	$ 6.17
WesMark Bond Fund	$ 1,000	$ 1,020.08	$ 4.97
WesMark West Virginia Municipal Bond Fund	$ 1,000	$ 1,020.23	$ 4.82

(1) Expenses are equal to a Fund's annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 ( to reflect the one-half year period) were as follows:

WesMark Small Company Growth Fund	1.53%
WesMark Growth Fund	1.13%
WesMark Balanced Fund	1.23%
WesMark Bond Fund	0.99%
WesMark West Virginia Municipal Bond Fund	0.96%

WESMARK FUNDS
NOTES TO FINANCIAL STATEMENTS

July 31, 2004 (Unaudited)

(1) Organization

WesMark Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund ("Small Company Growth Fund")	diversified	to achieve capital appreciation
WesMark Growth Fund ("Growth Fund")	diversified	to achieve capital appreciation
WesMark Balanced Fund ("Balanced Fund")	diversified	to achieve capital appreciation and income
WesMark Bond Fund ("Bond Fund")	diversified	to achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund ("West Virginia Municipal Bond Fund")	non-diversified	to achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation--Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses--All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes--It is each Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

(3) Shares of Beneficial Interest

The following table summarizes share activity:

	Small Company Growth Fund
	Six Months Ended July 31, 2004	Year Ended January 31, 2004
Shares sold	90,033	156,669
Shares redeemed	(63,799)	(475,811)

Net change resulting from share transactions	26,234	(319,142)

	Growth Fund
	Six Months Ended July 31, 2004	Year Ended January 31, 2004
Shares sold	918,988	1,628,450
Shares issued to shareholders in payment of distributions declared	12,571	21,163
Shares redeemed	(689,634)	(1,401,665)

Net change resulting from share transactions	241,925	247,948

	Balanced Fund
	Six Months Ended July 31, 2004	Year Ended January 31, 2004
Shares sold	408,143	462,473
Shares issued to shareholders in payment of distributions declared	18,974	41,543
Shares redeemed	(635,014)	(1,004,484)

Net change resulting from share transactions	(207,897)	(500,468)

	Bond Fund
	Six Months Ended July 31, 2004	Year Ended January 31, 2004
Shares sold	1,542,136	2,198,842
Shares issued to shareholders in payment of distributions declared	92,089	145,865
Shares redeemed	(917,775)	(1,047,870)

Net change resulting from share transactions	716,450	1,296,837

	West Virginia Municipal Bond Fund
	Six Months Ended July 31, 2004	Year Ended January 31, 2004
Shares sold	476,853	751,916
Shares issued to shareholders in payment of distributions declared	14,351	28,481
Shares redeemed	(382,570)	(253,589)

Net change resulting from share transactions	108,634	526,808

(4) Federal Tax Information

For federal income tax purposes, the following amounts apply as of July 31, 2004:

Fund Name	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Small Company Growth Fund	$ 18,291,275	$ 2,147,453	$ 2,521,663	$ (374,210)
Growth Fund	244,478,409	18,848,170	13,283,105	5,565,065
Balanced Fund	57,766,837	6,399,415	2,841,188	3,558,227
Bond Fund	184,210,057	2,760,193	2,028,131	732,062
West Virginia Municipal Bond Fund	74,088,400	2,653,760	258,385	2,395,375

The difference between book-basis and tax basis unrealized appreciation is attributed to differing treatments for the amortization/accretion tax elections on fixed income securities.

At January 31, 2004, the Funds had capital loss carryforwards which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund Name	2009	2010	2011	2012	Total
Small Company Growth Fund	$ --	$ 52,070	$ 1,714,474	$ 2,807,517	$ 4,574,061
Growth Fund	--	488,563	3,959,173	8,171,207	12,618,943
Balanced Fund	--	11,959	2,894,019	4,698,269	7,604,247
Bond Fund	677,570	--	--	--	677,570

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--WesBanco Investment Department, the Funds' investment adviser (the "Adviser"), receives for its services an annual fee equal to the percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Small Company Growth Fund	0.75%
Growth Fund	0.75%
Balanced Fund	0.75%
Bond Fund	0.60%
West Virginia Municipal Bond Fund	0.60%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a $75,000 minimum per Fund. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntarily waiver at any time at its sole discretion.

Distribution (12b-1) Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds may compensate Edgewood Services, Inc. ("Edgewood"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds may incur distribution expenses up to 0.25% of the average daily net assets of the Fund's shares, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

For the six months ended July 31, 2004, the Funds did not incur fees under the Plan.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with WesBanco Trust and Investment Services ("WesBanco"), the Funds may pay WesBanco, or other financial institutions up to 0.25% of average daily net assets for the period. The fee is used to finance certain services for shareholders and to maintain shareholder accounts. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses--Prior to July 1, 2004 FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), served as transfer and dividend disbursing agent for the Funds. The fees paid to FSSC were based on the size, type and number of accounts and transactions made by shareholders. The fees paid to FSSC during the reporting period were as follows:

Fund Name
Small Company Growth Fund	$11,503
Growth Fund	$22,249
Balanced Fund	$13,708
Bond Fund	$13,397
West Virginia Municipal Bond Fund	$10,227

Custodian Fees--WesBanco is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses. WesBanco may voluntarily choose to waive any portion of its fee. WesBanco can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities Exchange Commission, the Funds may invest in certain affiliated money market funds which are distributed by an affiliate of the Funds' distributor.

Income distributions earned by the affiliated money market funds are recorded as income in the accompanying financial statements as follows:

Fund Name	Affiliated Fund Name	Income from Affiliated Issuers
Small Company Growth Fund	U.S. Treasury Cash Reserves	$ 1,434
Growth Fund	U.S. Treasury Cash Reserves	10,551
Balanced Fund	U.S. Treasury Cash Reserves	7,240
Bond Fund	Prime Obligations Fund	13,691
West Virginia Municipal Bond Fund	Tax-Free Obligations Fund	9,029

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended July 31, 2004, were as follows:

Fund Name	Purchases	Sales
Small Company Growth Fund	$ 5,150,412	$ 5,162,565
Growth Fund	46,634,041	40,889,258
Balanced Fund	11,479,907	7,819,775
Bond Fund	24,824,416	--
West Virginia Municipal Bond Fund	14,319,692	6,479,959

(7) Concentration of Credit Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at July 31, 2004, 51.9% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.7% of total investments.

Additionally, the Funds may invest a portion of its assets in securities of companies that are deemed by the Funds' management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in a Fund's portfolio is available, without charge and upon request, by calling 1-800-864-1013. A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." Information on Form N-Q is available without charge and upon request by calling the Funds toll-free at 1-800-864-1013. These filings are also available on the SEC's website at http://www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

[Logo of WesMark Funds]

[Logo of WesMark Funds]

Family of Funds

COMBINED SEMI-ANNUAL REPORT

[Logo of WesBanco]

Investment Department

Investment Adviser
 A Division of WesBanco Bank, Inc.

Cusip 951025501
Cusip 951025204
Cusip 951025303
Cusip 951025402
Cusip 951025105

Edgewood Services, Inc., Distributor

25752 (9/04)

Item 2.        Code of Ethics

               Not Applicable

Item 3.        Audit Committee Financial Expert

               Not Applicable

Item 4.        Principal Accountant Fees and Services

               Not Applicable

Item 5         Audit Committee of Listed Registrants

               Not Applicable

Item 6         Schedule of Investments

               Not Applicable

Item 7.        Disclosure of Proxy Voting Policies and Procedures for
               Closed-End Management Investment Companies

               Not Applicable

Item 8.        Purchases of Equity Securities by Closed-End Management
               Investment Company and Affiliated Purchasers

               Not Applicable

Item 9.        Submission of Matters to a Vote of Security Holders

     There  are  no  material   changes  to  report  since  the  filing  of  the
registrant's  definitive  proxy  statement  on  August  2,  2004  in  which  the registrant described its procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 10.       Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal half year (the  registrant's  second fiscal half year in the case of an annual report) that have materially  affected,  or are reasonably likely to materially  affect,  the  registrant's  internal  control over financial reporting.

Item 11.       Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Wesmark Funds

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By             /S/ Charles L. Davis, Jr., Principal Executive Officer
Date           September 23, 2004

By             /S/ Richard J. Thomas, Principal Financial Officer
Date           September 23, 2004